STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5%
Aerospace & Defense - 1.0%
Raytheon Technologies, Sr. Unscd. Notes	2.25	7/1/2030	3,000,000		2,995,571
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	5,000,000		5,022,208
				8,017,779
Agriculture - .5%
Bunge Finance, Gtd. Notes	4.35	3/15/2024	3,500,000		3,832,214
Airlines - 2.4%
Air Canada Pass Through Trust, Ser. 2015-1A	3.60	3/15/2027	2,229,369	[a]	2,261,945
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,788,868		3,799,146
JetBlue Pass Through Trust, Ser. 2019-1, CI. A	2.95	5/15/2028	4,695,178		4,649,010
United Airlines Pass Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	7,144,142		7,242,482
				17,952,583
Automobiles & Components - 1.8%
Daimler Finance North America, Gtd. Notes	2.55	8/15/2022	3,000,000	[a]	3,079,652
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	1,000,000		1,117,575
Ford Motor Credit, Sr. Unscd. Notes	2.90	2/16/2028	2,000,000		1,951,460
Ford Motor Credit, Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		3,279,480
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	3,100,000		3,171,595
General Motors Financial, Sr. Unscd. Notes	5.20	3/20/2023	1,000,000		1,081,441
				13,681,203
Banks - 21.5%
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, 3 Month LIBOR +.40%	4.00	7/2/2021	3,000,000	[b,c,d]	2,996,250
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	4,000,000		4,179,406
Bank of America, Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[d]	3,371,250
Bank of America, Sub. Notes	4.00	1/22/2025	3,000,000		3,310,993
Bank of Ireland Group, Sr. Unscd. Notes	4.50	11/25/2023	5,000,000	[a]	5,423,858
Barclays, Sub. Notes	5.20	5/12/2026	7,000,000		8,018,710
BBVA Bancomer, Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,744,655
BNP Paribas, Sub. Notes	4.38	5/12/2026	5,000,000	[a]	5,584,507

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Banks - 21.5% (continued)
Citigroup, Sub. Bonds	4.40	6/10/2025	4,500,000		5,050,801
Citizens Financial Group, Sub. Notes	3.75	2/11/2031	5,000,000	[a]	5,364,750
Cooperatieve Rabobank, Gtd. Notes	4.38	8/4/2025	6,000,000		6,699,208
Credit Agricole, Sub. Notes	4.00	1/10/2033	6,500,000	[a]	7,048,729
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	6,000,000	[a]	6,275,412
Deutsche Bank, Sub. Notes	4.50	4/1/2025	7,500,000		8,142,763
HSBC Holdings, Sub. Notes	4.25	3/14/2024	5,750,000		6,280,319
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	5,000,000	[d]	5,260,275
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	3,000,000		3,318,123
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,000,000	[a,c,d]	3,265,842
Lloyds Banking Group, Sub. Notes	4.58	12/10/2025	3,500,000		3,952,738
M&T Bank, Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000	[d]	5,325,000
Morgan Stanley, Sub. Notes	4.88	11/1/2022	5,000,000		5,311,034
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a,d]	3,985,495
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	5,000,000		5,767,112
Santander UK Group Holdings, Sr. Unscd. Notes	4.80	11/15/2024	4,000,000		4,399,960
Societe Generale, Sub. Notes	4.75	11/24/2025	5,000,000	[a]	5,604,826
Standard Chartered, Sr. Unscd. Notes	4.05	4/12/2026	4,750,000	[a]	5,270,898
Synovus Bank, Sr. Unscd. Notes	2.29	2/10/2023	2,000,000		2,017,864
The Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2022	5,000,000	[d]	5,087,500
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	4,750,000		5,192,622
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		3,336,403
UniCredit, Sr. Unscd. Notes	6.57	1/14/2022	4,000,000	[a]	4,143,621
Westpac Banking, Sub. Notes	4.32	11/23/2031	5,000,000		5,580,144
Zions Bancorp, Sub. Notes	3.25	10/29/2029	3,550,000		3,684,224
				163,995,292
Beverage Products - 2.7%
Becle, Gtd. Notes	3.75	5/13/2025	6,000,000	[a]	6,550,500
Constellation Brands, Gtd. Notes	3.15	8/1/2029	3,000,000		3,180,960
Constellation Brands, Gtd. Notes	4.40	11/15/2025	3,000,000		3,413,183
Keurig Dr Pepper, Gtd. Notes	4.60	5/25/2028	4,000,000		4,666,583
Suntory Holdings, Sr. Unscd. Notes	2.25	10/16/2024	3,000,000	[a]	3,129,100
				20,940,326
Building Materials - 1.2%
CRH America Finance, Gtd. Notes	3.40	5/9/2027	4,730,000	[a]	5,188,248
Masco, Sr. Unscd. Notes	1.50	2/15/2028	4,000,000	[c]	3,886,632
				9,074,880

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Chemicals - 1.5%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,950,000		6,724,877
Yara International, Sr. Unscd. Notes	4.75	6/1/2028	3,750,000	[a]	4,396,252
				11,121,129
Commercial & Professional Services - .7%
Global Payments, Sr. Unscd. Notes	3.20	8/15/2029	5,000,000		5,272,938
Consumer Discretionary - 2.1%
Hasbro, Sr. Unscd. Notes	3.90	11/19/2029	4,500,000	[c]	4,939,863
Leggett & Platt, Sr. Unscd. Notes	4.40	3/15/2029	2,000,000		2,259,792
Marriott International, Sr. Unscd. Notes	3.60	4/15/2024	4,000,000		4,277,114
Whirlpool, Sr. Unscd. Notes	4.75	2/26/2029	4,000,000		4,703,927
				16,180,696
Consumer Durables & Apparel - .8%
Michael Kors USA, Gtd. Notes	4.50	11/1/2024	3,000,000	[a]	3,188,250
Tapestry, Sr. Unscd. Notes	3.00	7/15/2022	3,000,000		3,062,611
				6,250,861
Diversified Financials - 4.1%
AerCap Global Aviation Trust, Gtd. Notes	4.45	10/1/2025	3,000,000		3,298,526
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	1,000,000	[a]	983,977
Aircastle, Sr. Unscd. Notes	4.25	6/15/2026	4,750,000		5,139,666
Blackstone Holdings Finance, Gtd. Notes	4.75	2/15/2023	3,000,000	[a]	3,222,256
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.75	9/16/2026	5,000,000	[a]	5,056,481
BlueHub Loan Fund, Sr. Unscd. Bonds, Ser. 2020	3.10	1/1/2030	3,500,000		3,363,203
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000		3,231,920
Owl Rock Capital, Sr. Unscd. Notes	2.63	1/15/2027	3,750,000		3,750,283
Stifel Financial, Sr. Unscd. Bonds	4.25	7/18/2024	3,000,000		3,320,443
				31,366,755
Electronic Components - 1.7%
Arrow Electronics, Sr. Unscd. Notes	3.25	9/8/2024	2,000,000		2,143,311
Arrow Electronics, Sr. Unscd. Notes	4.00	4/1/2025	3,000,000		3,267,672
Avnet, Sr. Unscd. Notes	4.88	12/1/2022	3,000,000		3,184,940
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	3,975,000		4,274,969
				12,870,892
Energy - 7.0%
Andeavor, Gtd. Notes	4.75	12/15/2023	4,000,000		4,278,479
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,750,000		5,515,867
Cheniere Energy, Sr. Scd. Notes	4.63	10/15/2028	2,000,000	[a]	2,102,650
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	4,250,000		4,508,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Energy - 7.0% (continued)
Diamondback Energy, Gtd. Notes	4.75	5/31/2025	1,000,000		1,132,962
Enable Midstream Partners, Sr. Unscd. Notes	4.15	9/15/2029	2,000,000		2,155,512
Enbridge, Gtd. Notes	4.25	12/1/2026	4,000,000		4,510,444
Energy Transfer, Sr. Unscd. Bonds	5.50	6/1/2027	2,500,000		2,928,974
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	1,000,000		1,165,844
EQM Midstream Partners, Sr. Unscd. Notes	4.00	8/1/2024	2,500,000		2,561,200
EQT, Sr. Unscd. Notes	3.90	10/1/2027	3,000,000		3,207,450
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	2,000,000		2,082,906
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	1,500,000		1,699,611
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	4,500,000		4,813,965
Sabal Trail Transmission, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	3,366,788
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,297,657
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		3,329,782
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000		2,127,219
				53,785,620
Environmental Control - .4%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,000,000		3,270,914
Financials - 1.5%
Apollo Management Holdings, Gtd. Notes	4.00	5/30/2024	4,000,000	[a]	4,387,698
Apollo Management Holdings, Gtd. Notes	4.95	1/14/2050	2,000,000	[a]	2,072,500
Carlyle Holdings Finance, Gtd. Notes	3.88	2/1/2023	5,000,000	[a]	5,262,773
				11,722,971
Food Products - 1.4%
Flowers Foods, Sr. Unscd. Notes	2.40	3/15/2031	1,000,000		989,354
Flowers Foods, Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		2,181,233
Grupo Bimbo, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	3,269,882
Grupo Bimbo, Jr. Sub. Notes	5.95	4/17/2023	500,000	[a,d]	530,880
McCormick & Co., Sr. Unscd. Notes	1.85	2/15/2031	2,000,000		1,905,908
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	2,000,000		2,027,809
				10,905,066
Foreign Governmental - .4%
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	3,132,776
Health Care - 4.7%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,500,000		4,830,449
Centene, Sr. Unscd. Notes	2.50	3/1/2031	4,000,000		3,837,820
Cigna, Gtd. Notes	4.38	10/15/2028	3,500,000		4,041,413

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Health Care - 4.7% (continued)
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		2,384,980
Dignity Health, Unscd. Notes	3.13	11/1/2022	5,000,000		5,178,341
HCA, Sr. Scd. Notes	4.13	6/15/2029	4,000,000		4,481,487
Magellan Health, Sr. Unscd. Notes	4.90	9/22/2024	3,000,000		3,301,905
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	2,000,000	[a]	1,924,861
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	5,000,000		5,974,017
				35,955,273
Industrial - 3.1%
Carlisle, Sr. Unscd. Notes	3.75	12/1/2027	4,000,000		4,458,942
GATX, Sr. Unscd. Notes	3.25	9/15/2026	3,500,000		3,792,911
GATX, Sr. Unscd. Notes	3.25	3/30/2025	2,000,000		2,143,551
Hillenbrand, Gtd. Notes	5.00	9/15/2026	4,000,000		4,425,020
Huntington Ingalls Industries, Gtd. Notes	3.48	12/1/2027	4,000,000		4,383,631
Oshkosh, Sr. Unscd. Notes	4.60	5/15/2028	4,000,000		4,575,431
				23,779,486
Information Technology - 3.7%
Activision Blizzard, Sr. Unscd. Notes	3.40	9/15/2026	4,500,000		4,972,117
Cadence Design Systems, Sr. Unscd. Notes	4.38	10/15/2024	5,000,000		5,522,046
Citrix Systems, Sr. Unscd. Notes	4.50	12/1/2027	4,000,000		4,550,631
Electronic Arts, Sr. Unscd. Notes	4.80	3/1/2026	3,250,000		3,765,974
Fiserv, Sr. Unscd. Notes	3.85	6/1/2025	5,000,000		5,512,300
Oracle, Sr. Unscd. Notes	1.65	3/25/2026	3,500,000		3,547,780
				27,870,848
Insurance - 3.5%
Assured Guaranty US Holdings, Gtd. Notes	3.15	6/15/2031	3,000,000		3,045,874
Assured Guaranty US Holdings, Gtd. Notes	5.00	7/1/2024	5,500,000	[c]	6,177,644
MetLife, Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	5,500,000	[c,d]	6,270,000
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,000,000	[c]	5,787,010
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	4,750,000		5,262,304
				26,542,832
Internet Software & Services - 1.6%
E*Trade Financial, Sr. Unscd. Notes	3.80	8/24/2027	3,750,000		4,176,582
eBay, Sr. Unscd. Notes	3.60	6/5/2027	4,500,000		4,991,906
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	2,500,000	[a]	2,753,269
				11,921,757
Materials - 1.1%
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	3,500,000		3,692,312
WRKCo, Gtd. Notes	4.00	3/15/2028	2,000,000		2,248,804

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.5% (continued)
Materials - 1.1% (continued)
WRKCo, Gtd. Notes	4.65	3/15/2026	2,000,000	2,296,402
				8,237,518
Media - 1.5%
Discovery Communications, Gtd. Notes	3.95	3/20/2028	5,500,000	6,040,793
Grupo Televisa, Sr. Unscd. Notes	4.63	1/30/2026	5,000,000	5,589,181
				11,629,974
Metals & Mining - 1.3%
Anglo American Capital, Gtd. Notes	4.50	3/15/2028	4,000,000	[a] 4,554,858
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	2,000,000	[a] 2,208,992
Glencore Funding, Gtd. Notes	1.63	9/1/2025	3,000,000	[a] 3,031,272
				9,795,122
Municipal Securities - 2.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B1	1.85	6/1/2029	1,475,000	1,475,000
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000	4,748,700
Illinois, GO (Build America Bonds)	6.20	7/1/2021	220,000	220,821
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	2.63	6/15/2024	1,500,000	1,566,677
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,835,444
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	4,192,543
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	4,100,000	4,134,953
				19,174,138
Real Estate - 6.8%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	3,327,000	3,720,189
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	2,000,000	2,252,105
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	5,000,000	5,772,911
Brandywine Operating Partnership, Gtd. Notes	4.55	10/1/2029	4,000,000	4,416,672
CBRE Services, Gtd. Notes	4.88	3/1/2026	6,000,000	6,965,360
CubeSmart, Gtd. Notes	2.00	2/15/2031	1,500,000	1,433,389
EPR Properties, Gtd. Notes	4.95	4/15/2028	4,250,000	4,455,971
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	4,500,000	4,704,267

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Real Estate - 6.8% (continued)
Highwoods Realty, Sr. Unscd. Notes	4.20	4/15/2029	3,250,000		3,619,203
Life Storage, Gtd. Notes	4.00	6/15/2029	5,000,000		5,526,048
Spirit Realty, Gtd. Notes	2.10	3/15/2028	1,500,000		1,482,259
Spirit Realty, Gtd. Notes	4.00	7/15/2029	3,000,000		3,289,211
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	4,000,000		3,904,683
				51,542,268
Retailing - 3.9%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	4,000,000	[a]	3,756,747
Alimentation Couche-Tard, Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	3,289,052
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	2,000,000	[c]	2,183,230
Dollar Tree, Sr. Unscd. Notes	4.00	5/15/2025	4,000,000		4,434,431
Kohl's, Sr. Unscd. Notes	3.38	5/1/2031	2,000,000		2,056,708
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	4,000,000	[c]	4,112,462
O'Reilly Automotive, Sr. Unscd. Notes	3.90	6/1/2029	4,000,000		4,469,508
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	4,500,000		5,096,199
				29,398,337
Semiconductors & Semiconductor Equipment - 3.3%
Broadcom, Sr. Unscd. Notes	3.47	4/15/2034	3,250,000	[a,c]	3,294,506
Broadcom Cayman Finance, Gtd. Notes	3.88	1/15/2027	2,365,000		2,599,625
KLA, Sr. Unscd. Notes	4.10	3/15/2029	4,850,000		5,522,451
Microchip Technology, Gtd. Notes	4.25	9/1/2025	4,000,000	[a]	4,202,739
Microchip Technology, Sr. Scd. Notes	0.98	9/1/2024	1,000,000	[a]	1,001,648
Microchip Technology, Sr. Scd. Notes	4.33	6/1/2023	1,500,000		1,607,430
NXP, Gtd. Notes	4.88	3/1/2024	5,500,000	[a]	6,093,010
Skyworks Solutions, Sr. Unscd. Notes	0.90	6/1/2023	1,000,000		1,003,713
				25,325,122
Technology Hardware & Equipment - .6%
Dell International, Sr. Scd. Notes	8.10	7/15/2036	3,000,000	[a]	4,446,585
Telecommunication Services - 2.8%
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	4,750,000		5,458,382
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	4,000,000		4,300,714
T-Mobile USA, Gtd. Notes	2.88	2/15/2031	500,000		482,935
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,150,000		4,556,596
Verizon Communications, Sr. Unscd. Notes	2.10	3/22/2028	3,000,000		3,041,594
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	3,000,000		3,528,031
				21,368,252
Utilities - 3.4%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	2,000,000		2,105,631

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.5% (continued)
Utilities - 3.4% (continued)
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	4,000,000		4,321,804
CenterPoint Energy, Sr. Unscd. Notes	2.95	3/1/2030	3,000,000		3,133,539
Duquesne Light Holdings, Sr. Unscd. Notes	2.53	10/1/2030	1,000,000	[a]	971,408
Entergy, Sr. Unscd. Notes	2.95	9/1/2026	2,000,000		2,140,722
Mid-Atlantic Interstate Transmission, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a]	3,335,209
Mississippi Power, Sr. Unscd. Notes	3.95	3/30/2028	5,000,000		5,581,841
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a]	4,499,592
				26,089,746
Total Bonds and Notes (cost $683,957,156)			736,452,153

Preferred Stocks - 1.5%
Diversified Financials - .4%
Air Lease, Ser. A	6.15		120,000		3,206,400
Telecommunication Services - 1.1%
AT&T, Ser. A	5.00		320,000		8,428,800
Total Preferred Stocks (cost $11,000,000)			11,635,200
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,452,134)	0.04		10,452,134	[e]	10,452,134

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $19,952,516)	0.01		19,952,516	[e]	19,952,516
Total Investments (cost $725,361,806)			102.0%	778,492,003
Liabilities, Less Cash and Receivables			(2.0%)	(15,568,191)
Net Assets			100.0%	762,923,812

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $168,258,949 or 22.05% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $25,133,201 and the value of the collateral was $25,987,229, consisting of cash collateral of $19,952,516 and U.S. Government & Agency securities valued at $6,034,713.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	714,145,239	-	714,145,239
Equity Securities - Preferred Stocks	11,635,200	-	-	11,635,200
Foreign Governmental	-	3,132,776	-	3,132,776
Investment Companies	30,404,650	-	-	30,404,650
Municipal Securities	-	19,174,138	-	19,174,138

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $53,130,197, consisting of $55,592,964 gross unrealized appreciation and $2,462,767 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.